Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Information
Due in one year or less, Amortized Cost	$ 998
Due after one year but less than five years, Amortized Cost	5,196	7,293
Due after five years but less than ten years, Amortized Cost	9,372	14,189
Due after ten years, Amortized Cost	19,347	30,713
Equity securities, Amortized Cost	520	1,341
Total available-for-sale securities, Amortized Cost	269,618	278,113
Due in one year or less, Fair Value	1,024
Due after one year but less than five years, Fair Value	5,359	7,379
Due after five years but less than ten years, Fair Value	9,759	14,563
Due after ten years, Fair Value	20,430	31,283
Equity securities, Fair Value	537	1,310
Total available-for-sale securities, Fair Value	276,455	284,470
Mortgage-backed securities-agency [Member]
Financial Information
Total available-for-sale securities, Amortized Cost	202,024	224,578
Total available-for-sale securities, Fair Value	207,194	229,936
Mortgage-backed securities-non-agency [Member]
Financial Information
Total available-for-sale securities, Amortized Cost	32,161
Total available-for-sale securities, Fair Value	$ 32,152